Share capital - Changes in options (Details) - Stock options - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Number of options, Options outstanding, beginning	4,756,174	28,598,750
Number of options, Options granted	8,755,000	1,307,424
Number of options, Options exercised	(137,304)	(6,198)
Number of options, Options expired and forfeited	(190,555)	(143,802)
Number of options, Options cancelled	(275,000)	(25,000,000)
Number of options, Options outstanding, ending	12,908,315	4,756,174
Weighted average exercise price, Options outstanding, beginning	$ 2.73	$ 0.40
Weighted average exercise price, Options granted	3.00	9.29
Weighted average exercise price, Options exercised	0.54	2.00
Weighted average exercise price, Options expired and forfeited	7.28	3.03
Weighted average exercise price, Options cancelled	11.75	0.37
Weighted average exercise price, Options outstanding, ending	$ 2.07	$ 2.73